Note 19 - Marketable Securities - Components of Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Corporate and government debt instruments		$ 55,063
Certificates of deposit		803
Financial assets at end of period	162,420	123,113
Trading securities [member]
Statement Line Items [Line Items]
Financial assets at end of period	$ 0	$ 55,866	$ 60,264